As filed with the Securities and Exchange Commission on July 17, 2003
                                                        1933 Act File No. 33-572
                                                      1940 Act File No. 811-4409
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933           [ ]
                         POST-EFFECTIVE AMENDMENT NO. 92        [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                AMENDMENT NO. 94                [x]

                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[x] on August 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

     California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio and West Virginia Municipals Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The prospectus and statement of additional information ("SAI") of Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund (the "Funds") were filed electronically with the Commission in Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A (the "Registration Statement") on January 27, 2003 (Accession No. 0000940394-03-000030) and are incorporated by reference herein. In addition, supplements dated May 1, 2003 to the Funds' Prospectus and SAI were filed electronically with the Commission on April 30, 2003 (Accession No. 0000940394-03-000305) and are also incorporated by reference herein. In addition, a supplement dated June 16, 2003 to the Funds' SAI was filed electronically with the Commission on June 17, 2003 (Accession No. 0000940394-03-000408) and is also incorporated herein by reference.

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                 Supplement to Prospectus dated February 1, 2003


Eaton Vance California Municipals Fund ("California Fund") and Eaton Vance New York Municipals Fund ("New York Fund") (collectively the "Funds") are offering Class C shares.

1.   The following is added to "Fund Fees and Expenses":

These tables describe the fees and expenses that you may pay if you buy and hold Class C shares.

Shareholder Fees (fees paid directly from your investment)               Class C
----------------------------------------------------------               -------
Maximum Sales Charge (Load) (as a percentage of offering price)            None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower
   of net asset value at time of purchase or time of redemption)           1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions            None
Exchange Fee                                                               None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                       Management      Distribution and        Other        Total Annual Fund
                                          Fees       Service (12b-1) Fees      Expenses*    Operating Expenses
---------------------------------------------------------------------------------------------------------------
California Fund    Class C shares         0.48%             1.00%              0.18%            1.66%
New York Fund      Class C shares         0.45%             0.95%              0.17%            1.57%

*    Other Expenses is estimated.

Examples. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 Year  3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
California Fund         Class C shares          $269    $523    $902    $1,965
New York Fund           Class C shares          $260    $496    $855    $1,867

You would pay the following expenses if you did not redeem your shares:

                                                1 Year  3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
California Fund         Class C shares          $169    $523    $902    $1,965
New York Fund           Class C shares          $160    $496    $855    $1,867

2. The following replaces the first paragraph under "Purchasing Shares":

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

3. The following is added after the third sentence in the section "Contingent Deferred Sales Charge" under "Sales Charges":

Class C shares are subject to a 1.00% CDSC if redeemed within twelve months of purchase.

4. The following replaces "Distribution and Service Fees" under "Sales Charges":

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.20% (0.25% for California Class A, B and C shares) of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class of each Fund (except the California Fund) could pay service fees of up to 0.25% annually upon Trustee approval.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by a sales commission payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commission payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. Except in the case of the California Fund, to date neither Class B nor Class C uncovered distribution charges have been fully covered. The California Fund Class B does not pay distribution fees when charges are fully covered.

5. The following replaces the first sentence of "Exchange Privilege" under "Shareholder Services":

You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund.

6. The following is added to "Financial Highlights":

                                                                         Six Months Ended March 31, 2003 (Unaudited)(1)
                                                             -----------------------------------------------------------------------
                                                                                           Class A
                                                             -----------------------------------------------------------------------
                                                                California       Florida       Massachusetts   Mississippi
                                                                   Fund           Fund            Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of period                           $ 11.250        $ 10.940        $  9.850        $ 10.000
                                                                -----------     -----------     -----------     -----------
Income (loss) from operations
Net investment income                                           $  0.275        $  0.278        $  0.246        $  0.241
Net realized and unrealized gain (loss)                           (0.291)         (0.214)         (0.146)         (0.137)
                                                                -----------     -----------     -----------     -----------
Total income (loss) from operations                             $ (0.016)       $  0.064        $  0.100        $  0.104
                                                                -----------     -----------     -----------     -----------
Less distributions
From net investment income                                      $ (0.264)       $ (0.274)       $ (0.240)       $ (0.234)
From net realized gain                                                --              --              --              --
                                                                -----------     -----------     -----------     -----------
Total distributions                                             $ (0.264)       $ (0.274)       $ (0.240)       $ (0.234)
                                                                -----------     -----------     -----------     -----------
Net asset value - End of period                                 $ 10.970        $ 10.730        $  9.710        $  9.870
                                                                -----------     -----------     -----------     -----------
Total return(2)                                                    (0.10)%          0.62%           1.06%           1.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                       $ 28,904        $ 22,878        $ 40,545        $  2,595
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                                       0.89%(4)        0.78%(4)        0.79%(4)        0.81%(4)
  Expenses after custodian fee reduction(3)                         0.87%(4)        0.77%(4)        0.78%(4)        0.79%(4)
  Net investment income                                             5.08%(4)        5.22%(4)        5.12%(4)        4.93%(4)
Portfolio Turnover of the Portfolio                                   10%              9%             19%              3%

                                                                         Six Months Ended March 31, 2003 (Unaudited)(1)
                                                             -----------------------------------------------------------------------
                                                                                           Class A
                                                             -----------------------------------------------------------------------
                                                                 New York         Ohio        Rhode Island     West Virginia
                                                                   Fund           Fund            Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of period                           $ 11.070        $  9.290        $ 10.010        $ 10.130
                                                                -----------     -----------     -----------     -----------
Income (loss) from operations
Net investment income                                           $  0.272        $  0.255        $  0.244        $  0.236
Net realized and unrealized gain (loss)                           (0.268)         (0.185)         (0.230)         (0.214)
                                                                -----------     -----------     -----------     -----------
Total income (loss) from operations                             $  0.004        $  0.070        $  0.014        $  0.022
                                                                -----------     -----------     -----------     -----------
Less distributions
From net investment income                                      $ (0.258)       $ (0.240)       $ (0.234)       $ (0.232)
From net realized gain                                            (0.006)             --              --              --
                                                                -----------     -----------     -----------     -----------
Total distributions                                             $ (0.264)       $ (0.240)       $ (0.234)       $ (0.232)
                                                                -----------     -----------     -----------     -----------
Net asset value - End of period                                 $ 10.810        $  9.120        $  9.790        $  9.920
                                                                -----------     -----------     -----------     -----------
Total return(2)                                                     0.08%           0.80%           0.17%           0.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                       $ 32,964        $ 16,092        $ 11,582        $  3,607
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                                       0.80%(4)        0.80%(4)        0.74%(4)        0.71%(4)
  Expenses after custodian fee reduction(3)                         0.79%(4)        0.78%(4)        0.72%(4)        0.68%(4)
  Net investment income                                             5.07%(4)        5.62%(4)        5.04%(4)        4.80%(4)
Portfolio Turnover of the Portfolio                                    8%              5%             14%              6%

                                                   (See footnotes on last page.)

                                                                         Six Months Ended March 31, 2003 (Unaudited)(1)
                                                             -----------------------------------------------------------------------
                                                                                           Class B
                                                             -----------------------------------------------------------------------
                                                                California       Florida       Massachusetts   Mississippi
                                                                   Fund           Fund            Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of period                           $ 10.400        $ 11.220        $ 10.990        $ 10.220
                                                                -----------     -----------     -----------     -----------
Income (loss) from operations
Net investment income                                           $  0.244        $  0.244        $  0.236        $  0.209
Net realized and unrealized gain (loss)                           (0.270)         (0.225)         (0.167)         (0.127)
                                                                -----------     -----------     -----------     -----------
Total income (loss) from operations                             $ (0.026)       $  0.019        $  0.069        $  0.082
                                                                -----------     -----------     -----------     -----------
Less distributions
From net investment income                                      $ (0.227)       $ (0.239)       $ (0.229)       $ (0.202)
From net realized gain                                                --              --              --              --
                                                                -----------     -----------     -----------     -----------
Total distributions                                             $ (0.227)       $ (0.239)       $ (0.229)       $ (0.202)
                                                                -----------     -----------     -----------     -----------
Contingent deferred sales charges                               $  0.003        $     --        $     --        $     --
                                                                -----------     -----------     -----------     -----------
Net asset value - End of period                                 $ 10.150        $ 11.000        $ 10.830        $ 10.100
                                                                -----------     -----------     -----------     -----------
Total return(2)                                                    (0.18)%          0.20%           0.66%           0.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                       $222,223        $246,788        $164,465        $ 14,912
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                                       1.10%(4)        1.53%(4)        1.54%(4)        1.56%(4)
  Expenses after custodian fee reduction(3)                         1.08%(4)        1.52%(4)        1.53%(4)        1.54%(4)
  Net investment income                                             4.87%(4)        4.48%(4)        4.37%(4)        4.19%(4)
Portfolio Turnover of the Portfolio                                   10%              9%             19%              3%
Ratios (As a percentage of average daily net assets):
  Expenses                                                          1.08%             --              --             --

                                                                         Six Months Ended March 31, 2003 (Unaudited)(1)
                                                             -----------------------------------------------------------------------
                                                                                           Class B
                                                             -----------------------------------------------------------------------
                                                                 New York         Ohio        Rhode Island     West Virginia
                                                                   Fund           Fund            Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of period                           $ 11.950        $ 10.490        $ 10.250        $ 10.340
                                                                -----------     -----------     -----------     -----------
Income (loss) from operations
Net investment income                                           $  0.260        $  0.250        $  0.207        $  0.203
Net realized and unrealized gain (loss)                           (0.287)         (0.197)         (0.244)         (0.223)
                                                                -----------     -----------     -----------     -----------
Total income (loss) from operations                             $ (0.027)       $  0.053        $ (0.037)       $ (0.020)
                                                                -----------     -----------     -----------     -----------
Less distributions
From net investment income                                      $ (0.237)       $ (0.233)       $ (0.203)       $ (0.200)
From net realized gain                                            (0.006)             --              --              --
                                                                -----------     -----------     -----------     -----------
Total distributions                                             $ (0.243)       $ (0.233)       $ (0.203)       $ (0.200)
                                                                -----------     -----------     -----------     -----------
Contingent deferred sales charges                               $  0.000(5)     $     --        $     --        $     --
                                                                -----------     -----------     -----------     -----------
Net asset value - End of period                                 $ 11.680        $ 10.310        $ 10.010        $ 10.120
                                                                -----------     -----------     -----------     -----------
Total return(2)                                                    (0.20)%          0.54%          (0.34)%         (0.17)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                       $310,128        $161,431        $ 43,735        $ 23,921
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                                       1.40%(4)        1.55%(4)        1.49%(4)        1.46%(4)
  Expenses after custodian fee reduction(3)                         1.39%(4)        1.53%(4)        1.47%(4)        1.43%(4)
  Net investment income                                             4.49%(4)        4.89%(4)        4.16%(4)        4.05%(4)
Portfolio Turnover of the Portfolio                                    8%              5%             14%              6%
Ratios (As a percentage of average daily net assets):
  Expenses                                                            --              --              --             --

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.
(5)  Represents less than $0.001 per share.


August 1, 2003                                                          TFC2/1PS

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                                  Supplement to
           Statement of Additional Information dated February 1, 2003

1. The following replaces the sixth sentence in the "Principal Underwriter" section under "Other Service Providers":

The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment.

2. The following replaces the third sentence in the "Suspension of Sales" section under "Purchasing and Redeeming Shares":

The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time.

3.  The  following   replaces  the  second,   third  and  fourth  paragraphs  of
"Distribution and Service Plans" under "Sales Charges":

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.80% (0.75% in the case of the California Fund) of the purchase price of Class C shares and an up-front service fee of 0.20% (0.25% in the case of the California Fund) on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.20% (0.25% for the California Fund) of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.20% (0.25% for the California Fund) of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C. The Class C Distribution Plan was approved June 23, 2003.

4. The following is added to "Financial Statements":

The unaudited financial statements of the Funds and Portfolios appear in the Funds' most recent semi-annual report to shareholders and are incorporated by reference into this SAI. A copy of the semi-annual report accompanies this SAI.

Registrant incorporates by reference the unaudited financial information for the Funds and the Portfolios listed below for the period ended March 31, 2003, as previously filed electronically with the SEC:

Eaton Vance California Municipals Fund     California Municipals Portfolio
Eaton Vance Florida Municipals Fund        Florida Municipals Portfolio
Eaton Vance Massachusetts Municipals Fund  Massachusetts Municipals Portfolio
Eaton Vance Mississippi Municipals Fund    Mississippi Municipals Portfolio
Eaton Vance New York Municipals Fund       New York Municipals Portfolio
Eaton Vance Ohio Municipals Fund           Ohio Municipals Portfolio
Eaton Vance Rhode Island Municipals Fund   Rhode Island Municipals Portfolio
Eaton Vance West Virginia Municipals Fund  West Virginia Municipals Portfolio
                    (Accession No. 0001047469-03-020436)


August 1, 2003

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

(a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

   (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 filed November 25, 1996 and incorporated herein by reference.

   (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated June 16, 2003 filed herewith.

(b)(1) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (2) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (3) Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

(c)            Reference is made to Item 23(a) and 23(b) above.

(e)(1)(a) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Distribution Agreement dated June 16, 2003 filed herewith.

   (2)         Selling Group Agreement  between Eaton Vance  Distributors,  Inc.
               and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

   (2)         Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 filed January 23, 2001 and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32276,
               811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

      (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

   (2)(a)      Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

      (b) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 81 filed December 20, 1999 and incorporated herein by reference.

      (c) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

      (d) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed September 13, 2002 (Accession No. 0000940394-02-02000563)
               and incorporated herein by reference.

   (3) Sub-Transfer Agency Service Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

(i)            Opinion of Internal Counsel dated July 16, 2003 filed herewith.

(j)(1) Independent Auditors' Consent for Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund filed herewith.

(m)(1) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

   (2) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

   (3)(a) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Class C Distribution Plan dated June 16, 2003 filed herewith.

(o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed December 14, 2001 and incorporated herein by reference.

   (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 64 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed August 23, 2002 (Accession No. 0000940394-02-000512) and
               incorporated herein by reference.

(p)            Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

(q)(1) Power of Attorney for Eaton Vance Municipals Trust dated July 1, 2003 filed herewith.

   (2)         Power of  Attorney  for  Alabama  Municipals  Portfolio,  Arizona
               Municipals  Portfolio,  Arkansas  Municipals  Portfolio,  Florida
               Municipals  Portfolio,  Georgia  Municipals  Portfolio,  Kentucky
               Municipals Portfolio, Maryland Municipals Portfolio, Michigan Municipals Portfolio, National Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Pennsylvania Municipals Portfolio, South Carolina Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated July 1, 2003 filed herewith.

   (3) Power of Attorney for California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Louisiana Municipals Portfolio, Massachusetts Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, Oregon Municipals Portfolio, Rhode Island Municipals Portfolio and Tennessee Municipals Portfolio dated July 1, 2003 filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Income Fund of Boston
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund
                Eaton Vance Variable Trust

     (b)

         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                        None
    John Bercini                 Vice President                        None
     Chris Berg                  Vice President                        None
  Kate B. Bradshaw               Vice President                        None
    Timothy Breer                Vice President                        None
   Eric Caplinger                Vice President                        None
    Mark Carlson                 Vice President                        None
  Daniel C. Cataldo         Vice President and Treasurer               None
  Patrick Cosgrove               Vice President                        None
     Raymond Cox                 Vice President                        None
    Peter Crowley                Vice President                        None
     John Dolan                  Vice President                        None
   James Durocher                Vice President                        None
   Alan R. Dynner    Vice President, Secretary and Clerk            Secretary

  Robert Ellerbeck               Vice President                        None
    Daniel Ethier                Vice President                        None
     Troy Evans                  Vice President                        None
     Vince Falbo                 Vice President                        None
 Richard A. Finelli              Vice President                        None
     James Foley                 Vice President                        None
  Michael A. Foster              Vice President                        None
   Kathleen Fryer                Vice President                        None
Anne Marie Gallagher             Vice President                        None
  William M. Gillen           Senior Vice President                    None
  Hugh S. Gilmartin              Vice President                        None
    John Greenway                Vice President                        None
   Jorge Gutierrez               Vice President                        None
   Robert Hammond                Vice President                        None
   James B. Hawkes    Vice President and Director     Vice President and Trustee
    Peter Hartman                Vice President                        None
   Perry D. Hooker               Vice President                        None
    Thomas Hughes                Vice President                        None
  Elizabeth Johnson              Vice President                        None
    Paul F. Jones                Vice President                        None
     Steve Jones                 Vice President                        None
   Teresa A. Jones               Vice President                        None
   Lindsey Kidder                Vice President                        None
     Kara Lawler                 Vice President                        None
   Thomas P. Luka                Vice President                        None
    Coleen Lynch                 Vice President                        None
    John Macejka                 Vice President                        None
   Geoff Marshall                Vice President                        None
  Christopher Mason              Vice President                        None
    Judy Snow May                Vice President                        None
    Don McCaughey                Vice President                        None
     Tim McEwen                  Vice President                        None
   Shannon McHugh                Vice President                        None
  Morgan C. Mohrman           Senior Vice President                    None
   Gregory Murphy                Vice President                        None
   Michael Nardone               Vice President                        None
  James A. Naughton              Vice President                        None
    Joseph Nelson                Vice President                        None
   Mark D. Nelson                Vice President                        None
    Scott Nelson                 Vice President                        None
  Linda D. Newkirk               Vice President                        None
  James L. O'Connor              Vice President                     Treasurer
    Andrew Ogren                 Vice President                        None
     Philip Pace                 Vice President                        None
    Margaret Pier                Vice President                        None
     Matt Raynor                 Vice President                        None
      Tim Roach                  Vice President                        None
    Randy Skarda                 Vice President                        None
  Lawrence Sinsimer           Senior Vice President                    None
   Bill Squadroni                Vice President                        None
   Joseph Staszkiw               Vice President                        None
  William M. Steul         Vice President and Director                 None
Cornelius J. Sullivan         Senior Vice President                    None
   Stefan Thielan                Vice President                        None
   David M. Thill                Vice President                        None
    John Thompson                Vice President                        None
   Michael Tordone               Vice President                        None
   John M. Trotsky               Vice President                        None
    Jerry Vainisi                Vice President                        None
    John Vaughan                 Vice President                        None
     Chris Volf                  Vice President                        None
    Stan Weiland                 Vice President                        None
   Debra Wekstein                Vice President                        None
 Wharton P. Whitaker         President and Director                    None
   Greg Whitehead                Vice President                        None

   Mark Whitehouse               Vice President                        None
    Steve Widder                 Vice President                        None
   Charles Womack                Vice President                        None
     Trey Young                  Vice President                        None
    Gregor Yuska                 Vice President                        None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 17, 2003.

                                EATON VANCE MUNICIPALS TRUST

                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 17, 2003.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     California Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                CALIFORNIA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Kristin S. Anagnost         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Florida Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                FLORIDA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Barbara E. Campbell         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Barbara E. Campbell

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Massachusetts Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                MASSACHUSETTS MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Kristin S. Anagnost         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Mississippi Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                MISSISSIPPI MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Kristin S. Anagnost         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     New York Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                NEW YORK MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Kristin S. Anagnost         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Ohio Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                OHIO MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Barbara E. Campbell         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Barbara E. Campbell

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Rhode Island Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                RHODE ISLAND MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Kristin S. Anagnost         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     West Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 17, 2003.

                                WEST VIRGINIA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -------------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on July 17, 2003.

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ Barbara E. Campbell         Treasurer (Principal Financial and
----------------------------    Accounting Officer)
Barbara E. Campbell

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

(a)(4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated June 16, 2003.

(e)(1)(b)      Amended Schedule A to Distribution Agreement dated June 16, 2003.

(i)            Opinion of Internal Counsel dated July 16, 2003.

(j)(1) Independent Auditors' Consent for Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund.

(m)(3)(b)      Amended  Schedule A to Class C  Distribution  Plan dated June 16,
               2003.

(q)(1)         Power of Attorney for Eaton Vance  Municipals Trust dated July 1,
               2003.

   (2)         Power of  Attorney  for  Alabama  Municipals  Portfolio,  Arizona
               Municipals  Portfolio,  Arkansas  Municipals  Portfolio,  Florida
               Municipals  Portfolio,  Georgia  Municipals  Portfolio,  Kentucky
               Municipals Portfolio, Maryland Municipals Portfolio, Michigan Municipals Portfolio, National Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Pennsylvania Municipals Portfolio, South Carolina Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated July 1, 2003.

   (3) Power of Attorney for California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Louisiana Municipals Portfolio, Massachusetts Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, Oregon Municipals Portfolio, Rhode Island Municipals Portfolio and Tennessee Municipals Portfolio dated July 1, 2003.